100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

October 3, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:        The Arbitrage Funds (the “Registrant”)

(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that Statement of Additional Information for The Arbitrage Funds dated September 30, 2016, does not differ from that contained in Post Effective Amendment No. 35 to the Trust’s Registration Statement on Form N 1A that was filed electronically via EDGAR on September 28, 2016 (Accession # 0001104659-16-147153).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company